PGIM S&P 500 Max Buffer ETF - October Investment Objectives and Goals - PGIM S&P 500 Max Buffer ETF - October	Jun. 02, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY: PGIM S&P 500 Max Buffer ETF – OCTOBER
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while seeking to maximize the downside protection against the SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s approximate upside cap over the period October 1, 2025 through September 30, 2026 is [__]% (before fees and expenses). The downside buffer for the period is [ ]% (before fees and expenses).